COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Rental expense	¥ 12,673,230	¥ 8,127,122	¥ 6,205,072
Future minimum lease commitments under office non-cancelable operating lease agreements
2021	11,151,941
2022	8,260,984
2023	¥ 352,893